Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 13, 2018	Feb. 28, 2015	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 08, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies			$ (4,231)		$ 901			$ (13,720)	$ 2,208	$ 4,399	$ (202,779)	$ 61,484
Investments in affiliates			166,888		185,548			166,888	185,548	183,160	160,071	381,746
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement				1,370,044		2,040,000
Equity in net (losses)/earnings of affiliated companies			$ 473		473			$ 1,419	1,419	$ 1,892	$ 1,833	$ 2,621
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity	$ 500						$ 5,000
Ownership percentage of Navios Holdings			3.10%					3.10%		3.40%
Equity in net (losses)/earnings of affiliated companies			$ 171		$ 7			$ 415	$ 95	$ 161
Investments in affiliates			6,075					6,075		5,161
Market value of the investment			$ 5,891					$ 5,891		$ 5,581
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement							10,057,645
Price per share offered							$ 5
Proceeds from Issuance of Private Placement							$ 50,288
Navios Containers | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership interest			1.70%				1.70%	1.70%
Exercise price							$ 5
Warrants And Rights Outstanding Term							5 years
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Proceeds from Issuance of Private Placement		$ 14,967
Navios Partners | Private placement | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement		1,120,547
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent							$ 30,000
Navios Partners | Navios Containers | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							6.80%